Borrowings - Financial Liabilities (Narrative III) (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 13, 2020	Apr. 30, 2018	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Nov. 30, 2021	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	Mar. 31, 2018
Restructuring Cost and Reserve [Line Items]
Finance Lease, Liability				$ 325,784	$ 468,414
Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd $119,060 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				March 11, 2020
Proceeds from Issuance of Debt	$ 119,060
Finance Lease, Liability				$ 43,594
Discount	$ 1,191
Maturity date				March 2027
Debt Instrument, Description of Variable Rate Basis				Term SOFR
Debt Instrument, Basis Spread on Variable Rate				2.25%
Sale and Leaseback Transaction Description				to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships.
Prepayment of Sale and Leaseback Transaction			$ 24,642
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $71,500 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				March 31, 2018
Finance Lease, Liability				$ 31,281									$ 71,500
Vessels financed				four product tankers
Proceeds from Lines of Credit		$ 71,500
Maturity date				April 2029
Debt Instrument, Description of Variable Rate Basis				Term SOFR
Debt Instrument, Basis Spread on Variable Rate				1.90%
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $15,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				August 2019
Finance Lease, Liability												$ 15,000
Vessels financed				one product tanker
Debt Instrument, Description of Variable Rate Basis				Term SOFR
Debt Instrument, Basis Spread on Variable Rate				4.00%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $33,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				November 2019
Finance Lease, Liability				$ 19,563							$ 33,000
Vessels financed				a Capesize vessel
Maturity date				first quarter of 2032
Debt Instrument, Description of Variable Rate Basis				Term SOFR
Debt Instrument, Basis Spread on Variable Rate				2.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $35,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				February 2020
Finance Lease, Liability				$ 21,205						$ 35,000
Vessels financed				a Capesize vessel
Maturity date				first quarter of 2032
Debt Instrument, Description of Variable Rate Basis				Term SOFR
Debt Instrument, Basis Spread on Variable Rate				2.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - November 2021 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				November 2021
Finance Lease, Liability				$ 13,849					$ 19,000
Vessels financed				a Capesize vessel
Maturity date				fourth quarter of 2029
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - December 2021 I [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				December 2021
Finance Lease, Liability				$ 13,738				$ 19,000
Vessels financed				a Capesize vessel
Maturity date				fourth quarter of 2029
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - December 2021 II [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				December 2021
Finance Lease, Liability				$ 11,286				19,000
Vessels financed				a Capesize vessel
Maturity date				first quarter of 2029
Debt Instrument, Description of Variable Rate Basis				Term SOFR
Debt Instrument, Basis Spread on Variable Rate				2.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $20,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				December 2021
Finance Lease, Liability				$ 11,521				$ 20,000
Vessels financed				a Capesize vessel
Maturity date				fourth quarter of 2027
Debt Instrument, Description of Variable Rate Basis				Term SOFR
Debt Instrument, Basis Spread on Variable Rate				3.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $12,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				February 2022
Finance Lease, Liability				$ 6,502			$ 12,000
Vessels financed				a Panamax vessel
Maturity date				first quarter of 2027
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $22,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date				July 2022
Finance Lease, Liability				$ 17,250		$ 22,000
Vessels financed				a Panamax vessel
Maturity date				third quarter of 2032
Debt Instrument, Description of Variable Rate Basis				Term SOFR
Debt Instrument, Basis Spread on Variable Rate				1.66%